Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 747	$ 912	$ 1,240	$ 1,173
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,725	2,911
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	320	340	328
Past Service Cost	163	53	0
(Gain) or Loss on Settlement or curtailment	(133)	(94)	0
Net Interest on the Net Defined Benefit Liability	297	286	248
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	233	246	244
Past Service Cost	155	47	0
(Gain) or Loss on Settlement or curtailment	(126)	(85)	0
Net Interest on the Net Defined Benefit Liability	222	141	197
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	87	94	84
Past Service Cost	8	6	0
(Gain) or Loss on Settlement or curtailment	(7)	(9)	0
Net Interest on the Net Defined Benefit Liability	75	145	51
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	291	344
Past Service Cost	151	175
(Gain) or Loss on Settlement or curtailment	(124)	(143)
Net Interest on the Net Defined Benefit Liability	240	346
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	211	250
Past Service Cost	144	167
(Gain) or Loss on Settlement or curtailment	(118)	(136)
Net Interest on the Net Defined Benefit Liability	173	261
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	80	94
Past Service Cost	7	8
(Gain) or Loss on Settlement or curtailment	(6)	(7)
Net Interest on the Net Defined Benefit Liability	67	85
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	346	289
Past Service Cost	180	146
(Gain) or Loss on Settlement or curtailment	(142)	(122)
Net Interest on the Net Defined Benefit Liability	331	256
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	253	209
Past Service Cost	171	139
(Gain) or Loss on Settlement or curtailment	(134)	(116)
Net Interest on the Net Defined Benefit Liability	249	187
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	93	80
Past Service Cost	9	7
(Gain) or Loss on Settlement or curtailment	(8)	(6)
Net Interest on the Net Defined Benefit Liability	82	69
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	747	912	1,240
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	625	804	1,038
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	122	108	$ 202
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	751	829
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	634	692
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	117	137
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	824	787
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	681	672
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 143	$ 115